Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-interest income
Banking	$ 67,366	$ 63,682	$ 58,818
Foreign exchange revenue	52,545	51,248	46,132
Custody and other administration services	13,846	13,815	13,319
Other non-interest income	4,096	3,612	3,831
Total non-interest income	242,907	230,015	212,336
Interest income
Interest and fees on loans	277,363	304,112	317,361
Total interest income	557,110	585,717	545,630
Interest expense
Deposits	189,127	227,001	170,504
Long-term debt	3,681	5,485	8,091
Securities sold under agreements to repurchase	220	2,028	75
Total interest expense	193,028	234,514	178,670
Net interest income before provision for credit losses	364,082	351,203	366,960
Provision for credit (losses) recoveries	(217)	(1,662)	(4,452)
Net interest income after provision for credit losses	363,865	349,541	362,508
Net gains (losses) on equity securities	0	0	43
Net gains (losses) on other real estate owned	0	50	(40)
Net other gains (losses)	20	327	3,764
Total other gains (losses)	20	377	3,753
Total net revenue	606,792	579,933	578,597
Non-interest expense
Salaries and other employee benefits	182,635	174,024	177,939
Technology and communications	65,002	66,057	61,979
Professional and outside services	21,904	22,694	21,056
Property	34,134	34,081	31,374
Indirect taxes	23,289	22,672	21,457
Non-service employee benefits expense	5,550	3,929	5,590
Marketing	6,803	6,530	6,456
Amortization of intangible assets	8,002	8,006	5,728
Other expenses	21,507	21,093	20,759
Total non-interest expense	368,826	359,086	352,338
Net income	231,942	216,316	225,492
Other comprehensive income (loss), net of taxes	91,260	14,783	67,254
Total comprehensive income (loss)	323,202	231,099	292,746
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	28,937	28,480	26,242
Foreign exchange revenue	12,147	10,699	11,253
Custody and other administration services	7,602	7,256	6,830
Other non-interest income	1,241	829	1,345
Total non-interest income	265,041	221,896	168,643
Interest income
Interest and fees on loans	111,492	121,204	129,626
Investments (none of the investment securities are intrinsically tax-exempt)	75,302	56,279	50,219
Cash and cash equivalents, securities purchased under agreements to resell and short-term investments	29,561	52,935	43,690
Total interest income	216,355	230,418	223,535
Interest expense
Deposits	41,578	54,271	34,064
Long-term debt	3,681	5,485	8,091
Securities sold under agreements to repurchase	35	106	66
Total interest expense	45,294	59,862	42,221
Net interest income before provision for credit losses	171,061	170,556	181,314
Provision for credit (losses) recoveries	2,725	(1,834)	(4,755)
Net interest income after provision for credit losses	173,786	168,722	176,559
Net gains (losses) on equity securities	0	0	46
Net gains (losses) on other real estate owned	0	50	(40)
Net other gains (losses)	22	35	4,005
Total other gains (losses)	22	85	4,011
Total net revenue	438,849	390,703	349,213
Non-interest expense
Salaries and other employee benefits	67,305	65,372	68,779
Technology and communications	34,962	34,073	32,241
Professional and outside services	35,447	33,488	32,959
Property	11,831	11,300	10,831
Indirect taxes	16,128	15,768	15,269
Non-service employee benefits expense	5,335	3,972	5,645
Marketing	3,624	3,606	3,194
Amortization of intangible assets	169	169	169
Other expenses	9,969	9,466	10,049
Total non-interest expense	184,770	177,214	179,136
Net income before equity in undistributed earnings of subsidiaries	254,079	213,489	170,077
Equity in undistributed earnings of subsidiaries	(22,137)	2,827	55,415
Net income	231,942	216,316	225,492
Other comprehensive income (loss), net of taxes	91,260	14,783	67,254
Total comprehensive income (loss)	323,202	231,099	292,746
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	184,914	154,111	100,000
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 30,200	$ 20,521	$ 22,973